Capital and financial risk management - Net financial instruments - Derivative financial assets (liabilities), net (Details) - EUR (€) € in Millions	Mar. 31, 2019	Mar. 31, 2018
Fair value of financial instruments
Gross amount	€ 1,190	€ 246
Amounts presented in balance sheet	1,190	246
Cash collateral	(930)	(352)
Net amount	€ 260	€ (106)